Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.82%	0.81%
Risk-free interest rate, lower range	8.42%	8.21%
Risk-free interest rate, upper range	8.63%	8.30%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	24.30%	28.57%
Expected lives	1 year	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	32.00%	36.95%
Expected lives	7 years	7 years